COMMITMENTS AND CONTINGENCIES - Finance leases - Narrative (Details)	Jun. 30, 2025	Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Minimum
COMMITMENTS AND CONTINGENCIES
Finance lease right-of-use assets, useful life (in years)	3 years
Maximum
COMMITMENTS AND CONTINGENCIES
Finance lease right-of-use assets, useful life (in years)	7 years